Significant Management Judgement in Applying Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
Income tax payable	$ 0	$ 47,916